Reconciliation of the Manitowoc Company, Inc. 401(k) Retirement Plan Financial Statements to Form 5500 - Schedule of Reconciliation of Net Assets Available for Plan Benefits (Details) - EBP 001 - USD ($)
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for plan benefits per the financial statements	$ 364,170,889	$ 325,611,662
Common collective trust fund market adjustment	(946,673)	(1,973,636)
Net assets available for plan benefits per the Form 5500	$ 363,224,216	$ 323,638,026